P 2/14/06

OMB APPROVAL
OMB Number: [redacted]
Expires: Dec[redacted]
Estimated average burden hours per response:..........

05077065

CONFIDENTIAL

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Patrick J. Dooley, Esq., Akin Gump Strauss Hauer & Feld LLP, 590 Fifth Avenue, New York, New York 10022 (212) 872-1080.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIR

RECEIVED
MAY 16 2005
OFFICE OF THE SECRETARY

rt for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 20th Floor
New York, NY 10022

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Simon Raykher
Title: General Counsel
Phone: (212) 209-2060

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Simon Raykher	New York, New York	May 16, 2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total:	$477,876 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

CONFIDENTIAL

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED MARCH 31, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 15, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
CAESARS ENTMT INC	COM	127687101	8,211	414,900	SH		SOLE		414,900		
HIBERNIA CORP	CL A	428656102	1,601	50,000	SH		SOLE		50,000		

CONFIDENTIAL

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED MARCH 31, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
NEXTEL COMMUNICATIONS INC	CL A	65332V103	147,943	5,205,600	SH		SOLE		5,205,600		
BEVERLY ENTERPRISES INC	COM NEW	087851309	11,308	913,400	SH		SOLE		913,400		
GILLETTE CO	COM	375766102	129,542	2,566,200	SH		SOLE		2,566,200		
MAY DEPT STORES CO	COM	577778103	20,361	550,000	SH		SOLE		550,000		
SUNGARD DATA SYS INC	COM	867363103	60,893	1,765,000	SH		SOLE		1,765,000		
TOYS R US INC	COM	892335100	90,727	3,522,000	SH		SOLE		3,522,000		

CONFIDENTIAL

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED MARCH 31, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
AT&T CORP	COM NEW	001957505	7,292	388,880	SH		SOLE		388,880		

REPORT SUMMARY: 9 DATA RECORDS $ 477,876